SCHEDULE OF FINITE-LIVED INTANGIBLE ASSETS ACQUIRED AS PART OF BUSINESS COMBINATION (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Restructuring Cost and Reserve [Line Items]
Gross Carrying Amount	$ 562,315	$ 468,824
Accumulated Amortization	20,005	10,791
Net Carrying Amount	$ 542,310	458,033
Developed Technology Magiclytics [Member]
Restructuring Cost and Reserve [Line Items]
Weighted Average Useful Life (in Years)	5 years
Gross Carrying Amount	$ 275,489	184,058
Accumulated Amortization	20,005	10,791
Net Carrying Amount	255,484	173,267
Developed Technology Magiclytics One [Member]
Restructuring Cost and Reserve [Line Items]
Gross Carrying Amount	286,826	284,766
Accumulated Amortization
Net Carrying Amount	$ 286,826	$ 284,766
Developed Technology Honeydrip [Member]
Restructuring Cost and Reserve [Line Items]
Weighted Average Useful Life (in Years)		5 years
Gross Carrying Amount		$ 184,058
Accumulated Amortization		10,791
Net Carrying Amount		$ 173,267